WARRANT AND OPTION LIABILITY (Details Narrative)					3 Months Ended			12 Months Ended
	Dec. 18, 2025 $ / shares shares	Dec. 12, 2025 $ / shares shares	Dec. 04, 2025 $ / shares shares	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares									$ 0.99		$ 1.06
Adjustment for outstanding options								$ 0
Gain on revaluation of option liability					$ 0	$ 0		$ 12,433		$ 0
Option Liability [Member]
IfrsStatementLineItems [Line Items]
Expiry date								Jan. 31, 2025
Outstanding option valuation										12,433	$ 12,433
Adjustment for outstanding options										$ 58,616
Option Liability [Member] | Athena In Carlton Precious Inc [Member]
IfrsStatementLineItems [Line Items]
Expiry date						Jan. 31, 2025
Number of shares granted | shares						336,700
Exercise price | $ / shares							$ 0.59
Options initial valuation						$ 71,049
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of share warrants issued | shares	364,119	445,286	1,601,005									167,778
Exercise price | $ / shares	$ 0.89	$ 0.89	$ 0.89						$ 0.14			$ 1.19
Expiry date				Jun. 30, 2028
Share price | $ / shares												$ 0.20
Fair value of warrants				$ 52,145				$ 872,970
Expiry period	24 months	24 months	24 months					4 months